UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

QUARTERLY REPORT

August 31, 2011

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 146.9%
Airport Revenue – 3.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$689,855
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	170,325
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	199,417
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	228,641
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,150,460
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	710,000	703,518

		$4,142,216

General Obligations - General Purpose – 1.6%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$934,455
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.75%, 2041	265,000	262,734
Luzerne County, PA, AGM, 6.75%, 2023	370,000	423,546
State of California, 5.75%, 2019	70,000	71,595

		$1,692,330

General Obligations - Schools – 3.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$43,307
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	72,439
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	134,923
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,043,470
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	98,412
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,170,540
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,121,320
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	283,563

		$3,967,974

Healthcare Revenue - Hospitals – 24.7%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$343,837
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	167,011
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	98,789
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	217,354
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	198,791
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	578,415
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	459,580
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	373,097
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	343,697
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	150,000	152,750
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	227,386
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	278,638
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	860,506

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	$380,000	$387,714
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	447,976
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	471,992
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	407,759
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	41,234
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	365,149
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	664,519
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	152,469
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	811,792
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	278,287
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	91,441
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	451,040
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	255,518
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	388,079
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	370,455
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	40,558
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	38,689
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	194,724
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	248,578
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	92,641
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	180,000	180,162
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	133,650
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	369,149
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	200,437
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	444,524
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	465,084
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	60,000	60,263
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	253,485
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	392,590

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	$100,000	$108,706
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	180,431
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	107,749
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	159,846
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, NATL, 6.25%, 2013 (c)	1,740,000	1,943,406
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	247,413
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	330,967
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	325,000	289,968
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	457,272
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	962,414
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	560,469
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	267,290
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	560,322
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	527,210
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	393,682
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	105,184
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	155,177
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	267,000	267,174
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	844,320
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2023	325,000	331,029
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,364,427
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	120,220
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	1,000,000	85,000
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	226,914
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	186,138
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	90,044
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	764,715
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	563,816
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	271,092
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	178,567

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	$385,000	$390,044
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	200,657
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	107,358
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	595,803

		$26,944,633

Healthcare Revenue - Long Term Care – 7.4%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$500,000	$426,465
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	487,305
Capital Projects Finance Authority, FL, (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	490,000	527,421
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	528,140
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	700,000	617,078
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	580,186
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	221,808
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	128,073
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	410,000	371,042
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	432,125
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	235,538
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	351,418
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	195,107
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	125,000	125,023
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	174,786
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	252,270
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	291,558
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	85,684
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	140,576
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	194,023
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	399,972
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	485,000	475,382
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	40,187
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	314,748
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	508,810

		$8,104,725

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Other – 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$276,583

Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$231,923

Industrial Revenue - Airlines – 0.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$143,953
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	101,873
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	105,000	97,712
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	115,000	117,114

		$460,652

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$552,688
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	580,697

		$1,133,385

Industrial Revenue - Environmental Services – 0.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$145,770
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	311,103
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	340,363

		$797,236

Industrial Revenue - Other – 3.2%
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	$26,773	$1,464
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	248,393
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	267,391
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	279,605
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	209,905
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	436,350
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	181,343
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,116,160
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	680,000	684,644

		$3,425,255

Industrial Revenue - Paper – 1.3%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$307,926
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	225,000	224,984
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	242,815

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$320,000	$308,115
Sabine River, LA, Water Facilities Authority Rev., (International Paper Co.), 6.2%, 2025	310,000	313,308

		$1,397,148

Miscellaneous Revenue - Entertainment & Tourism – 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$200,894
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	131,845
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	281,600
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	2
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	248,978

		$863,319

Miscellaneous Revenue - Other – 3.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$94,905
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	184,152
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	148,929
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	84,024
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	50,000	53,330
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	250,000	264,110
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	96,335
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	492,198
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	40,474
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	192,346
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	770,000	805,674
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	621,312
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	35,483
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	415,000	352,082
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	74,761

		$3,540,115

Multi-Family Housing Revenue – 3.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$480,020
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (q)	355,000	170,357
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	523,940
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	489,435
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	367,467	277,438
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	620,780
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	217,864
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	996,216

		$3,776,050

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Parking – 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$297,195

Port Revenue – 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$147,318

Sales & Excise Tax Revenue – 2.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$155,283
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	581,700
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	478,200
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	417,263
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	375,000	321,720
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,089,960

		$3,044,126

Single Family Housing - Local – 0.7%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$312,654	$303,575
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	497,160

		$800,735

Single Family Housing - State – 2.3%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$280,000	$280,132
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	915,000	942,340
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	30,000	30,326
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	445,000	439,602
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	665,000	639,398
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	165,000	166,653

		$2,498,451

Solid Waste Revenue – 1.6%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$465,000	$465,400
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,253,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	57,309

		$1,775,709

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,901
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	94,039

		$191,940

State & Local Agencies – 16.2%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$510,780
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	255,798
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	420,000	369,629
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	543,520
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	65,000	65,144

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	$2,820,000	$3,201,405
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	557,827
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	356,213
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,768,867
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,721,450
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015 (n)	1,000,000	1,094,310
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	354,501
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034 (n)	105,000	108,667
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	521,190
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	198,675
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, AGM, 5.5%, 2019	1,750,000	2,061,885

		$17,689,861

Student Loan Revenue – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$370,000	$385,163

Tax - Other – 2.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$511,975
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,960,000	2,036,401
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	169,149

		$2,717,525

Tax Assessment – 3.6%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$245,000	$257,892
Celebration Community Development District, FL, “A”, 6.4%, 2034	215,000	216,015
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	612,599
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	160,000	157,008
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	110,214
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	300,714
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	498,075
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	200,675
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	729,000	639,486
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	445,000	302,956
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	64,717
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	249,000	187,547
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	470,000	208,121
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	480,000	182,400

		$3,938,419

Tobacco – 5.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$261,215
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,780,000	1,386,406
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	470,000	508,108

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$425,000	$299,714
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	153,161
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,171,140
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	250,000	22,423
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	296,934
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	1,063,341
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	463,114

		$5,625,556

Toll Roads – 2.5%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$177,606
North Texas Tollway Authority Rev., 6%, 2038	620,000	658,093
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,632,400
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	255,000	264,807

		$2,732,906

Transportation - Special Tax – 3.6%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,067,110
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	455,000	555,678
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,096,670
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,240,630

		$3,960,088

Universities - Colleges – 26.9%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$172,764
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	350,186
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	530,000	514,662
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	80,680
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	574,451
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	102,350
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	71,502
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	971,099
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	687,170
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	123,743
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	59,046
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	470,915
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	249,471
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	241,317
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	568,081
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	130,650
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	268,114
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	160,000	145,422
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	98,245
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	96,782

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	$125,000	$125,643
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	339,031
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	253,798
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	442,394
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	360,942
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	130,336
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	474,639
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	528,209
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	16,137,000
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	44,854
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	103,606
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	601,094
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	569,910
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,437,440
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	232,077
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	204,752
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	70,090
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	227,653

		$29,260,118

Universities - Dormitories – 1.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$273,837
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	429,195
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	211,266
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	397,285
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	170,066
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	65,216
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	83,687

		$1,630,552

Universities - Secondary Schools – 0.9%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$95,610
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	68,162
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	225,333
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	153,857

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$385,000	$397,258

		$940,220

Utilities - Cogeneration – 1.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$275,000	$267,990
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,330
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	526,719

		$1,115,039

Utilities - Investor Owned – 10.8%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$96,971
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	212,737
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	264,183
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	399,408
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	435,732
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	195,000	214,358
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	76,412
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,003,260
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	3,000,000
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy
Resources Project), 5.875%, 2022	1,000,000	1,000,000
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	256,965
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	537,214
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,751,250
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	492,028

		$11,740,518

Utilities - Other – 3.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$117,953
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	240,903
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	206,150
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	453,866
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	698,241
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	682,465
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	187,015
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	202,809
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	296,064
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	596,391
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	180,928

		$3,862,785

Water & Sewer Utility Revenue – 4.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$341,698

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$505,000	$510,570
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	196,932
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	410,000	483,181
East Bay, CA, Municipal Utility District, Water System Rev., ”A”, 5%, 2028	1,500,000	1,674,000
Houston, TX, Utility System Rev., “D”, 5%, 2036	355,000	372,619
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	722,700
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	228,022
New York Environmental Facilities, “C”, 5%, 2041	255,000	273,822

		$4,803,544

Total Municipal Bonds		$159,911,312

Money Market Funds (v) – 2.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	3,168,537	$3,168,537

Total Investments		$163,079,849

Other Assets, Less Liabilities – (5.0)%		(5,434,467)
Preferred shares (Issued by the Fund) – (44.8)%		(48,750,000)

Net assets applicable to common shares – 100.0%		$108,895,382

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,257,495 representing 2.1% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$620,780
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,717	217,864

Total Restricted Securities			$838,644
% of Net assets applicable to common shares			0.8%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$159,911,312	$—	$159,911,312
Mutual Funds	3,168,537	—	—	3,168,537

Total Investments	$3,168,537	$159,911,312	$—	$163,079,849

Other Financial Instruments
Futures	$37,784	$—	$—	$37,784

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$149,943,449

Gross unrealized appreciation	$9,406,973
Gross unrealized depreciation	(3,790,973)

Net unrealized appreciation (depreciation)	$5,616,000

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,612,813	December-2011	$1,091
U.S. Treasury Bond 30 yr (Short)	USD	41	5,577,281	December-2011	36,693

					$37,784

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,908,017	26,647,814	(25,387,294)	3,168,537

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,854	$3,168,537

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.